Related party balances (Details Narrative)	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 GBP (£) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Apr. 30, 2024 £ / shares	Jun. 30, 2023 GBP (£)
Related Party Transaction [Line Items]
Issuance of preferred shares | £				£ 237,342
Shareholders [Member]
Related Party Transaction [Line Items]
Issuance of preferred shares, shares | shares	120,000	120,000
Share price | (per share)	$ 2.5					£ 1.978
Issuance of preferred shares	$ 300,000	£ 237,342
Mr Kevin Cox [Member]
Related Party Transaction [Line Items]
Loans Payable			$ 849,167		£ 671,809
Related Party Transaction, Rate			20.00%	20.00%
Mr Michael Lau and Mr Kevin Cox [Member]
Related Party Transaction [Line Items]
Stock exchanged			$ 2,874,163	£ 2,273,863